Investment Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Schedule of amortized cost and fair value of debt securities classified as available-for-sale
(in thousands)	Total Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2017
U.S. Treasury	$1,980	$0	$(13)	$1,967
U.S. government and federal agency obligations	12,341		(268)	12,073
Government sponsored enterprises	37,321	0	(424)	36,897
Obligations of states and political subdivisions	47,019	114	(477)	46,656
Mortgage-backed securities:
Residential - government agencies	131,045	44	(2,140)	128,949
Commercial - government agencies	0	0	0	0
Total mortgage-backed securities	131,045	44	(2,140)	128,949
Total available-for-sale securities	$229,706	$158	$(3,322)	$226,542

December 31, 2016
U.S. government and federal agency obligations	$13,667	$0	$(303)	$13,364
Government sponsored enterprises	32,786	2	(329)	32,459
Obligations of states and political subdivisions	42,666	123	(757)	42,032
Mortgage-backed securities:
Residential - government agencies	127,527	124	(1,995)	125,656
Commercial - government agencies	989	12	0	1,001
Total mortgage-backed securities	128,516	136	(1,995)	126,657
Total available-for-sale securities	$217,635	$261	$(3,384)	$214,512

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity
(in thousands)	Amortized cost	Fair value
Due in one year or less	$8,084	$8,060
Due after one year through five years	62,547	61,949
Due after five years through ten years	23,545	23,150
Due after ten years	4,485	4,434
Total	98,661	97,593
Mortgage-backed securities	131,045	128,949
Total available for sale securities	$229,706	$226,542

Schedule of gross unrealized losses on debt securities and fair value of related securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total	Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
At December 31, 2017
U.S. Treasury	$1,967	$(13)	$0	$0	$1,967	$(13)
U.S. government and federal agency obligations	0	0	12,073	(268)	12,073	(268)
Government sponsored enterprises	16,471	(119)	20,426	(305)	36,897	(424)
Obligations of states and political subdivisions	22,013	(165)	12,570	(312)	34,583	(477)
Mortgage-backed securities:
Residential - government agencies	52,829	(488)	69,580	(1,652)	122,409	(2,140)
Total	$93,280	$(785)	$114,649	$(2,537)	$207,929	$(3,322)
(in thousands)
At December 31, 2016
U.S. government and federal agency obligations	$13,365	$(303)	$0	$0	$13,365	$(303)
Government sponsored enterprises	29,432	(329)	0	0	29,432	(329)
Obligations of states and political subdivisions	32,318	(757)	0	0	32,318	(757)
Mortgage-backed securities:
Residential - government agencies	109,772	(1,848)	3,742	(147)	113,514	(1,995)
Total	$184,887	$(3,237)	$3,742	$(147)	$188,629	$(3,384)

Schedule of components of investment securities gains and losses, which are recognized in earnings
(in thousands)	2017	2016	2015
Gains realized on sales	$38	$623	$8
Losses realized on sales	(33)	(21)	0
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$5	$602	$8